NET CHANGE IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Increase (Decrease) in Operating Capital [Abstract]
NET CHANGE IN OPERATING ASSETS AND LIABILITIES	NET CHANGE IN OPERATING ASSETS AND LIABILITIES
Net cash provided by (used in) operating activities of continuing operations attributable to the net change in operating assets and liabilities is composed of the following:

	Year Ended December 31,
	2022	2021	2020
Decrease (increase) in operating assets:
Trade and other receivables	$5	$142	$29
Inventories, stockpiles and ore on leach pads	(161)	(136)	(139)
Other assets	(84)	36	34
Increase (decrease) in operating liabilities:
Accounts payable	102	(11)	(50)
Reclamation and remediation liabilities	(247)	(161)	(101)
Accrued tax liabilities	(343)	(317)	378
Other accrued liabilities	(113)	(94)	144
	$(841)	$(541)	$295